UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust
(Exact name of registrant as specified in charter)

2020 E. Financial Way, Suite 100, Glendora, CA 91741
               (Address of principal executive offices) (Zip code)

Jason Browne
235 Montgomery Street, Suite 1049
San Francisco, CA 94101
(Name and address of agent for service)

626-914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2015

Item 1. Reports to Stockholders.

2015

Semiannual Report

March 31, 2015

FundX Upgrader Funds

Equity Funds

FundX Aggressive Upgrader Fund

FundX Upgrader Fund

FundX Tactical Upgrader Fund

Balanced Fund

FundX Conservative Upgrader Fund

Flexible Income & Total Return

FundX Flexible Income Fund

FundX Flexible Total Return Fund

FundX

because markets CHANGE

Semiannual Report 2015	Upgraderfunds.com	1

1969	DAL Investment Company is a Registered Investment Advisor (RIA)	Knowledgeable Portfolio Management We’ve been managing portfolios of noload mutual funds since 1969. We monitor thousands of mutual funds and ETFs and make timely portfolio changes.

1976	The firm starts publishing NoLoad FundX newsletter.
A Strategy You Can Understand
We developed the Upgrading strategy, which is designed to keep our portfolios invested in top-ranked funds. Upgrading ranks noload mutual funds and ETFs based on recent performance. We buy top performers and hold these funds only while they remain top ranked.

2001	The firm packages its most popular growth model as a mutual fund, introducing the FundX Upgrader Fund (FUNDX).
FundX Upgrader Funds
The FundX Upgrader Funds are a series of mutual funds that invest in underlying mutual funds and exchange traded funds (ETFs) based on our Upgrading strategy. The Funds offer various levels of potential risk and reward.

2002	Inception of three additional funds: FundX Aggressive Upgrader Fund (HOTFX), FundX Conservative Upgrader Fund (RELAX), and FundX Flexible Income Fund (INCMX).
A Portfolio that Responds to Market Changes
Market leadership rotates between large-cap and smallcap stocks, growth and value styles of investing, and geographic regions. Our Upgrading strategy aligns the FundX Upgrader Fund portfolios with leadership trends. The FundX Upgrader Funds have the flexibility to invest both domestically and globally in the sectors, regions and strategies we identify as being in sync with current market leadership.

2012	DAL Investment Company is renamed FundX Investment Group.

2	Semiannual Report 2015

March 31, 2015

Dear Shareholders,
Stocks, bonds, and the FundX Upgrader Funds all had gains for the six months ending March 31, 2015. The semiannual period started with a sharp stock market sell-off in October 2014, but markets quickly recovered and went on to hit new highs. The S&P 500 and the Dow Jones Industrial Average both set fresh highs during the semiannual period, and by early March 2015, the NASDAQ was within sight of its March 2000 peak.

Changing Markets Bring New Opportunities
The October 2014 sell-off seems to have brought about an important turning point in market leadership. Up until then, the large-cap S&P 500 had been in favor, but since October 2014, small-cap stocks have led. The small-cap Russell 2000 gained 14.5% from September 30, 2014 through March 31, 2015, while the large-cap S&P 500 was up just 5.9%.

This was not what many analysts had predicted. Large caps ended 2014 far ahead of small caps, and many expected that large caps would continue to lead in 2015. Since our Upgrading strategy aims to respond to changing market leadership, as small- and mid-cap stock funds began to bring in strong returns, the strategy led us to add exposure to these new leading funds. This helped the equity Upgrader Funds outpace the benchmark S&P 500 for the semiannual period.

Bond markets also changed during the past six months. The Barclays Aggregate Bond Index was up nicely from September 30, 2014 through March 31, 2015, but some areas of the bond market did better than others. Higher-quality bonds led, while lower-quality bonds, like high yields, lagged for much of the semiannual period. This took some investors by surprise, since high yields had been one of the strongest areas of the bond market for much of the last five years. As high-yield bonds weakened in late 2014, we took action, selling many of our high-yield and strategic bond positions and buying into higher-quality bonds, which were bringing in better returns.

Looking Ahead
Stock and bond markets change over time. And, as these last six months indicate, these market changes are often different than anyone predicts. Market changes can bring tremendous opportunity, and our job as your portfolio manager is to respond to these changes. You’ll learn more about some of the important changes we’ve made to each of the FundX Upgrader Fund portfolios on the following pages.

As an investor in the FundX Upgrader Funds, you are our client. We’re here to help you invest wisely and with confidence. If there’s anything we can do to better serve you, please let us know.

As always, thank you for your continued support.

Janet Brown
President, FundX Investment Group
Portfolio Manager, FundX Upgrader Funds

Semiannual Report 2015	Upgraderfunds.com	3

Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The FundX Upgrader Funds (“Funds”) are considered “funds of funds” and an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. The Funds employ an “Upgrading” strategy whereby investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying underlying funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. The Funds invest in underlying funds and these underlying funds may invest in securities of small companies, which involve greater volatility than investing in larger, more established companies, or they may invest in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods; these risks are greater for investments in emerging markets. The underlying funds may invest in debt securities, which typically decrease in value when interest rates rise; this risk is usually greater for longer-term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. While the Upgrader Funds are diversified, the underlying funds may invest in a limited number of issuers and therefore may be considered non-diversified. The underlying funds may engage in short sales; an underlying fund’s investment performance may suffer if it is required to close out a short position earlier than intended. Some underlying funds may borrow money for leveraging and will incur interest expense. Some underlying funds may use derivatives, which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The underlying funds may invest in asset-backed and mortgage-backed securities, which involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments. The underlying funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for further sector and holdings information.

References to other funds should not be interpreted as an offer of these securities.

The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The Barclays Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. An investment cannot be made directly in an index.

Russell 2000 measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 large U.S. stocks that trade on the New York Stock Exchange and the NASDAQ.

NASDAQ 100 includes 100 of the largest non-financial securities listed on the NASDAQ based on market capitalization.

While the funds are no-load, management fees and expenses still apply. Diversification does not assure a profit or protect against a loss in a declining market. Please refer to prospectus for further details.

4	Semiannual Report 2015

FUNDX	Upgrader Fund

The flagship Upgrader Fund is designed for investors who seek to participate in global stock market growth potential. The Fund seeks to capitalize on broad market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.

FUNDX can be used as a core holding. It invests in diversified equity funds that tend to have average risk and has limited exposure to more aggressive sector and single-country funds.

Growth Leadership Broadened
Large-cap stocks led for most of 2014, and, at the start of the semiannual period, FUNDX had exposure to this leading area through large-cap growth and value funds. But while most large-cap growth positions continued to bring in strong returns in the last six months, large-cap value funds lagged. This led us to replace value funds like ClearBridge Value (LMNVX), T. Rowe Price Value (TRVLX), and Sound Shore (SSHFX). These funds were replaced with better-performing growth funds like Goldman Sachs Capital Growth (GSPIX) and Vanguard Growth (VUG).

Growth continued to lead during the semiannual period, and large-cap growth funds like Alliance Bernstein Large Cap (APGYX), Ivy Large-Cap Growth (IYGIX) and Vanguard Mega Cap 300 Growth (MGK) were held for the full six months. In the wake of the October 2014 sell-off, the growth trend broadened and many small- and mid-cap growth funds started to outpace some of the Fund’s larger-cap positions. This led us to replace funds like Guggenheim S&P 500 Pure Growth (RPG) and Oakmark Fund (OAKMX) with leading small- and mid-cap growth funds like AMG Brandywine (BRWIX), Fidelity Growth Strategies (FDEGX) and Nicholas (NICSX). As of March 31, 2015, FUNDX was invested in U.S. growth funds of all capitalizations.

The Strong Dollar Buoyed U.S. Markets
FUNDX can invest globally, but it had little exposure to foreign funds during the last six months. It had a very small allocation to emerging markets funds at the start of the semiannual period, but these funds were soon replaced. More recently, foreign funds have been held back by the strong U.S. dollar. Many foreign markets had good gains in the first quarter of 2015 when measured in their local currency, but when denominated in dollars, these gains often turned to losses. Some foreign funds hedge against weaker currencies, and we bought into PIMCO StocksPlus International (PISIX), which shorts the euro and the yen. PISIX was the sole diversified international fund in the portfolio as of March 31, 2015.

Sector Leadership: Health care & Technology
Many of FUNDX’s strongest positions for the semiannual period were sector funds focused on health care. Longtime positions like Janus Global Life Sciences (JFNIX), PowerShares Pharma (PJP) and T. Rowe Price Health Sciences (PRHSX) were up double-digits for the six months ending March 31, 2015.

FUNDX also had exposure to leading tech funds. We bought into PowerShares QQQ (QQQ) over a year ago, and the tech-heavy fund continues to earn a place in the Fund’s portfolio. During the semiannual period, we added exposure to tech-focused funds like MarketVectors Semiconductors (SMH) and Fidelity OTC (FOCPX). Tech had gains for the full six months, but it lost ground in March 2015. If it continues to lag, we’ll be led to replace these positions with new leaders.

During the past six months, we replaced transportation funds like iShares Transportation (IYT) and bought into new leading real estate funds like iShares Cohen & Steers REIT (ICF).

Funds that are concentrated in a single sector or emerging economy have the potential to add tremendous value, but these funds can also be risky. We limit FUNDX’s exposure to these funds and take smaller positions, so that if one particular sector or country sells off sharply, it may only affect a small portion of the overall portfolio.

Because Markets Change
FUNDX is focused on diversified U.S. growth funds, but we continue to monitor hundreds of other funds, including value funds and foreign funds. We know that markets change over time. U.S. growth won’t be in favor forever, and sector leadership will rotate away from health care and technology at some point. Our Upgrading strategy is designed to adapt to changing markets and when a new area of the market starts to bring in good returns, we’ll be led to buy in.

Semiannual Report 2015	Upgraderfunds.com	5

FUNDX	Upgrader Fund Growth Fund

SCHEDULE OF INVESTMESTS AT MARCH 31, 2015 (UNAUDITED)
Shares	Investment Companies: 99.8%	Value
	Aggressive Funds: 30.4%
210,759	Alger Capital Appreciation Institutional Fund	$5,943,404
85,837	American Century Select Fund	5,161,373
51,650	AMG Managers Brandywine Fund	1,933,773
71,952	Fidelity OTC Portfolio	6,000,832
19,700	iShares Cohen & Steers REIT ETF	1,992,261
15,000	iShares Nasdaq Biotechnology ETF	5,151,450
191,875	Ivy Large Cap Growth Fund	3,818,310
38,453	Janus Enterprise Fund	3,579,992
100,263	Janus Global Life Sciences Fund	5,982,691
126,049	Janus Research Fund	5,744,068
47,100	Market Vectors Semiconductor ETF	2,604,630
72,564	Matthews India Fund	2,118,867
73,800	PowerShares Dynamic Pharmaceuticals Portfolio	5,638,320
350,000	PowerShares High Yield Equity Dividend Achievers Portfolio	4,690,000
123,400	PowerShares QQQ Trust Series 1	13,031,040
184,716	PRIMECAP Odyssey Aggressive Growth Fund	6,442,895
91,874	T. Rowe Price Health Sciences Fund, Inc.	7,121,119
	Total Aggressive Funds	86,955,025

	Core Funds: 69.4%
441,250	AB Large Cap Growth Fund, Inc.	18,629,571
210,821	Fidelity Growth Strategies Fund	7,254,363
494,786	Goldman Sachs Capital Growth Fund ^	13,819,384
161,600	iShares S&P 500 Growth ETF	18,414,320
362,802	Janus Fund	14,254,494
637,055	JPMorgan Disciplined Equity Fund	15,282,943
176,339	Nicholas Fund, Inc.	12,620,604
222,601	Olstein All Cap Value Fund	5,667,430
191,096	Parnassus Endeavor Fund	5,891,503
1,328,426	PIMCO International StocksPLUS AR Strategy Fund	10,946,233
115,000	PowerShares Buyback Achievers Portfolio	5,670,650
476,900	PowerShares S&P 500 Low Volatility Portfolio	18,088,817
1,266,603	Vanguard FTSE Social Index Fund ^	17,099,147
145,600	Vanguard Growth ETF	15,665,104
226,000	Vanguard Mega Cap Growth ETF	18,834,840
	Total Core Funds	198,139,403

	Total Investment Companies
	(Cost $266,788,298)	285,094,428

	Short-Term Investments: 0.2%
676,730	Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% #	676,730

	Total Short-Term Investments
	(Cost $676,730)	676,730

	Total Investments: 100.0%
	(Cost $267,465,028)	285,771,158
	Liabilities in Excess of Other Assets: (0.0)%	(125,608)
	Net Assets: 100.0%	$285,645,550

	# Annualized seven-day yield as of March 31, 2015.

^  A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $3,513,692 (representing 1.2% of net assets). See note 2 of the financial statements.

	The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2015

HOTFX	Aggressive Upgrader Fund

The Aggressive Upgrader Fund (HOTFX) is designed for investors who want to enhance their growth potential by investing in aggressive funds and ETFs in the hope of achieving higher potential returns over time. HOTFX has unlimited exposure to concentrated equity funds, including sector funds and single-country funds. The Fund can be an aggressive component of a more diversified portfolio or as a core holding for investors who are able to withstand above-average volatility.

The Fund seeks to capitalize on broad market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.

Growth Leadership Broadened
Growth led throughout the semiannual period, and HOTFX had exposure to this leading area through positions in large-cap growth funds like Alger Capital Appreciation (ALARX), Ivy Large-Cap Growth (IYGIX), PowerShares QQQ (QQQ) and Fidelity OTC (FOCPX). These funds were all held the full six months; QQQ and FOCPX have been held for over one year.

The growth trend broadened during the last six months to include small- and mid-cap growth funds, and we expanded HOTFX’s growth exposure to include new leading small- and mid-cap funds like AMG Brandywine (BRWIX), Dreyfus Active Midcap (DNLDX) and iShares Russell 2000 Growth (IWO).

The Strong Dollar Buoyed U.S. Markets
HOTX can invest globally, and at the start of the semiannual period, HOTFX had about 20% in emerging markets funds, like Acadian Emerging Markets (AEMGX), iShares MSCI Emerging Markets (EEM), and Vanguard Emerging Markets (VWO). But emerging economies didn’t continue to outperform, and we replaced these funds in the fourth quarter of 2014.

HOTFX began the year almost entirely invested in U.S. funds, and the Fund continued to focus on U.S. funds in the first quarter of 2015 as the strong U.S. dollar boosted the returns of U.S. funds and diminished the returns of most foreign funds. HOTFX’s sole foreign position as of March 31, 2015 was a small position in Matthews India (MINDX).

Sector Leadership: Health care & Technology
HOTFX has substantial exposure to sector funds. Health care and technology were the strongest performing sectors in the last six months, as they were in the Annual Report from September 30, 2014. Over 40% of the Fund’s portfolio as of March 31, 2015 was invested in health care and technology-focused funds.

Health care funds like Janus Global Life Sciences (JFNIX), PowerShares Pharma (PJP) and T. Rowe Price Health Sciences (PRHSX) have been in the portfolio for years now and these funds continued to add value for the six months ending March 31, 2015.

HOTFX’s tech exposure includes growth funds that focus on tech stocks, like QQQ, as well as technology sector funds such as MarketVectors Semiconductors (SMH). Tech had gains for the full six months, but it lost ground in March 2015, and if it continues to lag, we’ll be led to replace these positions with new leaders.

During the past six months, we briefly held transportation sector funds like iShares Transportation (IYT) and bought into real estate funds like iShares Cohen & Steers REIT (ICF), which had strong recent returns.

Because Markets Change
As of March 31, 2015, HOTFX’s portfolio is focused on U.S. growth funds and technology and health care sector funds, and we continue to monitor hundreds of other funds. We know that markets change over time. U.S. growth won’t be in favor forever, and sector leadership will rotate away from health care and technology at some point. Our Upgrading strategy is designed to adapt to changing markets and when a new area of the market starts to bring in good returns, we’ll be led to buy in.

Semiannual Report 2015	Upgraderfunds.com	7

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

SCHEDULE OF INVESTMESTS AT MARCH 31, 2015 (UNAUDITED)
Shares	Investment Companies: 99.8%	Value
	Aggressive Funds: 99.8%
146,800	Alger Capital Appreciation Institutional Fund	$4,139,772
29,542	Amana Growth Fund	1,028,065
90,987	American Century Select Fund	5,471,056
33,859	AMG Managers Brandywine Fund	1,267,696
29,268	Dreyfus Active MidCap Fund	1,738,308
51,223	Fidelity OTC Portfolio	4,271,967
23,700	iShares Cohen & Steers REIT ETF	2,396,781
14,800	iShares Nasdaq Biotechnology ETF	5,082,764
6,400	iShares Russell 2000 Growth ETF	969,920
177,982	Ivy Large Cap Growth Fund	3,541,833
50,498	Janus Global Life Sciences Fund	3,013,204
118,535	Janus Research Fund	5,401,659
5,901	Legg Mason Opportunity Trust	127,463
45,850	Market Vectors Semiconductor ETF	2,535,505
124,853	Matthews India Fund	3,645,700
65,600	Powershares Dynamic Pharmaceuticals Portfolio	5,011,840
141,500	PowerShares High Yield Equity Dividend Achievers Portfolio	1,896,100
87,800	PowerShares QQQ Trust Series 1	9,271,680
137,400	PowerShares S&P 500 High Quality Portfolio	3,223,404
101,695	PRIMECAP Odyssey Aggressive Growth Fund	3,547,129
22,280	T. Rowe Price Health Sciences Fund, Inc.	1,726,940
	Total Aggressive Funds	69,308,786

	Total Investment Companies
	(Cost $61,360,541)	69,308,786

	Total Investments: 99.8%
	(Cost $61,360,541)	69,308,786
	Other Assets in Excess of Liabilities: 0.2%	152,348
	Net Assets: 100.0%	$69,461,134

	The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2015

RELAX	Conservative Upgrader Fund

The Conservative Upgrader Fund (RELAX) is designed for investors who want the growth potential of a stock fund with the lower volatility of a fixed income fund. RELAX offers investors a portfolio of stock and bond funds.

RELAX seeks to capitalize on broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. RELAX’s bond positions seek to take advantage of changing bond markets.

Stock Market Leadership: U.S. Growth Funds
Large-cap stocks led for most of 2014, and, at the start of the semiannual period, RELAX had exposure to this leading area through large-cap growth and value funds. But while most large-cap growth positions continued to bring in strong returns in the last six months, large-cap value funds lagged. This led us to replace large-cap value funds like ClearBridge Value (LMNVX), T. Rowe Price Value (TRVLX), and Sound Shore (SSHFX). These funds were replaced with better performing growth funds like Goldman Sachs Capital Growth (GSPIX) and Vanguard Growth (VUG).

Growth led throughout the semiannual period, and large-cap funds like Alliance Bernstein Large Cap (APGYX) and Vanguard Mega cap 300 Growth (MGK) were held for the full six months. But in the wake of the October 2014 sell-off, the growth trend broadened to include small- and mid-cap growth funds, and we added exposure to mid-cap growth funds like Fidelity Growth Strategies (FDEGX) and Nicholas (NICSX).

As of March 31, 2015, RELAX’s stock fund exposure was primarily focused on U.S. growth funds. While RELAX can invest globally, most foreign funds have been held back by the strong U.S. dollar.

Bond Market Leadership: Higher-Quality Bond Funds, Dollar-Hedged Foreign Bonds
High-yield bonds were in the midst of a sell-off at the start of the semiannual period. We wrote in our Annual Report dated September 30, 2014 that if high yields continued to decline, we’d be led to take action and that’s precisely what happened in the fourth quarter of 2014. High yields continued to weaken, and we sold funds like Janus High Yield (JHYIX) and Ivy High Income (IVHIX).

While lower-quality bonds like high yields lagged, higher-quality bonds like intermediate-term bonds led in the six months ending March 31, 2015. We increased RELAX’s exposure to intermediate-term bond funds during the fourth quarter of 2014, buying into strong-performing intermediate-term funds like DoubleLine Total Return (DBLTX) and PIMCO Investment Grade Corporate (PIGIX).

RELAX can invest globally, but the strong U.S. dollar diminished the returns of most foreign bonds over the last six months. Foreign bond funds that were hedged to the U.S. dollar, however, were one of the strongest performing areas of the bond market, and RELAX held PIMCO Foreign Bond U.S. Dollar Hedged (PFORX) throughout the semiannual period.

Because Markets Change
Our Upgrading strategy is designed to adapt to changing stock and bond markets. While RELAX’s portfolio is focused on diversified U.S. growth funds and higher-quality bond funds, we know that markets change over time, and U.S. growth stocks and higher-quality bonds won’t be in favor forever. We continue to monitor the spectrum of funds, including foreign funds, value funds and lower-quality bond funds, and when a new area of the market starts to bring in good returns, we’re prepared to buy in.

We also continue to be alert to changes in interest rates, and we’ve largely avoided investing RELAX in interest-rate sensitive areas of the bond market. No one can know in advance when rates might rise or how they’ll rise, but our active strategy should help us respond to any changes.

Semiannual Report 2015	Upgraderfunds.com	9

RELAX	Conservative Upgrader Fund Balanced Fund

SCHEDULE OF INVESTMESTS AT MARCH 31, 2015 (UNAUDITED)
Shares	Investment Companies: 99.9%	Value
	Core Funds: 60.8%
77,644	AB Large-Cap Growth Fund, Inc	$3,278,142
105,903	Fidelity Growth Strategies Fund	3,644,109
109,035	Goldman Sachs Capital Growth Fund	3,045,356
27,900	iShares S&P 500 Growth ETF	3,179,205
45,329	Janus Fund	1,780,962
107,726	JPMorgan Disciplined Equity Fund	2,584,346
44,821	Nicholas Fund, Inc.	3,207,830
62,358	Olstein All Cap Value Fund	1,587,641
41,574	Parnassus Endeavor Fund	1,281,728
20,450	PowerShares Buyback Achievers Portfolio	1,008,390
61,700	PowerShares S&P 500 Low Volatility Portfolio	2,340,281
234,259	Vanguard FTSE Social Index Fund	3,162,492
23,200	Vanguard Growth ETF	2,496,088
47,000	Vanguard Mega Cap Growth ETF	3,916,980
	Total Core Funds	36,513,550

	Total Return Funds: 10.0%
185,361	Fidelity Real Estate Income Fund	2,216,921
44,180	Gateway Fund	1,316,127
39,571	Vanguard Wellesley Income Fund	2,464,904
	Total Total Return Funds	5,997,952

	Bond Funds: 29.1%
203,639	DoubleLine Core Fixed Income Fund	2,260,395
186,923	DoubleLine Total Return Bond Fund	2,063,628
55,537	Dreyfus/Standish Global Fixed Income Fund	1,226,251
127,521	Fidelity Advisor High Income Advantage Fund	1,307,088
179,962	Fidelity Capital & Income Fund	1,794,218
47,502	Guggenheim Total Return Bond Fund	1,291,581
16,600	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,020,386
107,822	PIMCO Foreign Bond Fund	1,187,125
198,218	PIMCO Investment Grade Corporate Bond Fund	2,136,793
19,800	PIMCO Total Return Active ETF	2,180,574
290	Vanguard GNMA Fund	3,139
	Total Bond Funds	17,471,178

	Total Investment Companies
	(Cost $58,679,665)	59,982,680

	Total Investments: 99.9%
	(Cost $58,679,665)	59,982,680
	Other Assets in Excess of Liabilities: 0.1%	37,286
	Net Assets: 100.0%	$60,019,966

	The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2015

INCMX	Flexible Income Fund

The Flexible Income Fund (INCMX) is designed for investors who want to participate in changing bond market leadership. INCMX attempts to take advantage of bond market trends by targeting those areas of the market that are excelling in the current economic environment. INCMX can seek out opportunities in bond funds with various maturities, credit qualities and regional exposure. It also may have limited exposure to total return funds, which typically invest in both stocks and bonds.

Bond Market Changes
High-yields were in the midst of a sell-off at the start of the semiannual period. We wrote in our Annual Report dated September 30, 2014 that if high yields continued to decline, we’d be led to take action and that’s precisely what happened in the fourth quarter of 2014. High yields continued to weaken, and we sold many of the Fund’s longtime high-yield positions like Janus High Yield (JHYIX) and Ivy High Income (IVHIX). INCMX had 22% in high-yield bonds at the start of the semiannual period in September 30, 2014, and it had less than 10% in high yields by year end.

While lower-quality bonds like high yields lagged, higher-quality bonds like intermediate-term bonds led in the six months ending March 31, 2015. We substantially increased INCMX’s exposure to intermediate-term bond funds during the fourth quarter of 2014. The Fund had just 10.2% in intermediate-term bonds as of September 30, 2014 and this grew to 33.7% by year end. During the semiannual period, we added exposure to new leading intermediate-term funds like DoubleLine Total Return (DBLTX), Metro West Total Return Bond (MWTIX) and PIMCO Investment Grade Corporate (PIGIX).

Dollar-Hedged Foreign Bonds Added Value
INCMX can invest globally, but the strong U.S. dollar diminished the returns of most foreign bonds over the last six months. Foreign bond funds that were hedged to the U.S. dollar, however, were one of the best performing areas of the bond market. INCMX held PIMCO Foreign Bond U.S. Dollar Hedged (PFORX) throughout the semiannual period, and we added exposure to PIMCO Global Bond U.S. Dollar Hedged (PGBIX) in the first quarter of 2015.

Foreign bonds can be riskier than domestic bonds, and we aim to mitigate this risk by taking smaller positions in these funds and holding them along with higher-quality bond funds. INCMX had just 13.7% in world bonds as of March 31, 2015.

Beyond Bonds
INCMX isn’t restricted to only bond funds. It also may have limited exposure to total return funds, which tend to be balanced funds or alternative funds. Because these funds are not fully invested in bonds, they typically have less credit and interest-rate risk. These funds have added value in the last few years, but most lagged in the first quarter of 2015. We sold both Manning & Napier Pro Blend Conservative Term (MNCIX) and Merger (MERFX), two longtime positions that we’d held for nearly two years.

Because Markets Change
INCMX’s portfolio as of March 31, 2015 is focused on higher-quality U.S. bonds along with some exposure to lower-quality U.S. bonds and foreign bonds. But we continue to monitor other areas of the bond market. We know that markets change over time, and higher-quality U.S. bonds won’t always be in favor and we are ready to shift the portfolio appropriately.

We also continue to be alert to changes in interest rates, and we’ve largely avoided investing INCMX in the most interest-rate sensitive areas of the bond market. No one can know in advance when rates might rise or how they’ll rise, but our active strategy should help us respond to any changes.

Semiannual Report 2015	Upgraderfunds.com	11

INCMX	Flexible Income Fund Fixed Income

SCHEDULE OF INVESTMESTS AT MARCH 31, 2015 (UNAUDITED)
Shares	Investment Companies: 99.9%	Value
	Intermediate Term Bond Funds: 35.5%
275,387	Baird Aggregate Bond Fund	$3,012,730
1,247,264	DoubleLine Core Fixed Income Fund	13,844,636
979,516	DoubleLine Total Return Bond Fund	10,813,858
105,800	iShares iBoxx $ Investment Grade Corporate Bond ETF	12,876,918
159	Metropolitan West Total Return Bond Fund	1,748
1,128,365	PIMCO Investment Grade Corporate Bond Fund	12,163,772
549	Vanguard GNMA Fund	5,938
	Total Intermediate Term Bond Funds	52,719,600

	Strategic Bond Funds: 13.9%
375,491	Guggenheim Total Return Bond Fund	10,209,595
95,000	PIMCO Total Return Active ETF	10,462,350
	Total Strategic Bond Funds	20,671,945

	High Yield Bond Funds: 11.3%
474,122	Fidelity Advisor High Income Advantage Fund	4,859,751
1,201,116	Fidelity Capital & Income Fund	11,975,122
	Total High Yield Bond Funds	16,834,873

	World Bond Funds: 13.8%
343,512	Dreyfus/Standish Global Fixed Income Fund	7,584,742
787,370	PIMCO Foreign Bond Fund	8,668,946
398,902	PIMCO Global Bond Fund	4,224,374
	Total World Bond Funds	20,478,062

	Total Return Funds: 25.4%
1,287,336	Fidelity Real Estate Income Fund	15,396,536
219,487	Gateway Fund	6,538,509
254,609	Vanguard Wellesley Income Fund	15,859,605
	Total Total Return Funds	37,794,650

	Total Investment Companies
	(Cost $146,087,379)	148,499,130

	Total Investments: 99.9%
	(Cost $146,087,379)	148,499,130
	Other Assets in Excess of Liabilities: 0.1%	66,333
	Net Assets: 100.0%	$148,565,463

	The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2015

TACTX	Tactical Upgrader Fund

The Tactical Upgrader Fund (TACTX) is designed for investors who are seeking a less volatile alternative to our fully invested equity strategies. The Fund invests primarily in core diversified stock funds, which allow the Fund to participate in broad market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. It also may invest in total return funds and it may have limited exposure to more concentrated stock funds, including sector and single-country funds.

Growth Leadership Broadened
Large-cap stocks led for most of 2014, and TACTX had exposure to this leading area through large-cap growth and value funds. But large-cap value funds lagged in the fourth quarter of 2014, and we replaced the Fund’s value positions like Guggenheim S&P 500 Pure Value (RPV) and Janus Contrarian (JCONX) with better performing growth funds like iShares S&P 500 Growth (IVW) and Vanguard Growth (VUG).

Growth continued to lead during the semiannual period, and large-cap growth funds like Vanguard Mega cap 300 Growth (MGK) and PowerShares QQQ (QQQ) were held for the full six months. As the growth trend broadened to include small- and mid-cap growth funds, we added exposure to strong performing mid-cap growth funds like Vanguard Midcap Growth (VOT) and SPDR Midcap 400 (MDY).

The Strong Dollar Buoyed U.S. Markets
TACTX can invest globally, but it had little exposure to foreign funds during the last six months. It had a very small allocation to emerging markets funds at the start of the semiannual period, but this was quickly replaced. More recently, most foreign funds have been held back by the strong U.S. dollar, but foreign funds that hedge their currency exposure have had good returns. We bought PIMCO StocksPlus International (PISIX), which shorts the euro and the yen, in the first quarter of 2015. PISIX was the sole diversified international fund in the portfolio as of March 31, 2015.

Limited Exposure to Funds Concentrated in Technology & Health Care
TACTX has limited exposure to more aggressive equity funds. The Fund had about 15% invested in these more concentrated funds during the semiannual period. Health care-focused Janus Global Life Sciences (JFNIX) and tech-heavy PowerShares QQQ (QQQ) were held for the full six months; both funds have been in the portfolio for over a year. We also added exposure to strong performing iShares NASDAQ Biotech (IBB) and iShares Cohen & Steers REIT (ICF).

Total Return Fund Exposure
TACTX may have substantial exposure to total return funds. These funds include balanced funds, which invest in both stocks and bonds, and alternative funds, which may use options, arbitrage or alternative assets. TACTX had 20% in total return funds at the start of the semiannual period but most of these funds were replaced in the last six months. T. Rowe Price Capital Appreciation (PRWCX) was the only total return fund held for the full six months, and it was the Fund’s only total return position as of March 31, 2015.

Because Markets Change
TACTX is focused on diversified U.S. growth funds, but we know that markets change over time, and U.S. growth won’t be in favor forever. Our Upgrading strategy is designed to adapt to changing markets and when a new area of the market starts to bring in good returns, we’ll be led to buy in.

Semiannual Report 2015	Upgraderfunds.com	13

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

SCHEDULE OF INVESTMESTS AT MARCH 31, 2015 (UNAUDITED)
Shares	Investment Companies: 98.2%	Value
	Aggressive Funds: 14.4%
1,800	iShares Cohen & Steers REIT ETF	$182,034
1,100	iShares Nasdaq Biotechnology ETF	377,773
9,622	Janus Global Life Sciences Fund	574,161
21,400	PowerShares QQQ Trust Series 1	2,259,840
17,700	Vanguard Mid-Cap Growth ETF	1,911,954
	Total Aggressive Funds	5,305,762

	Core Funds: 80.1%
45,000	iShares Russell 1000 Growth ETF	4,451,400
28,850	iShares S&P 500 Growth ETF	3,287,458
48,138	Janus Fund	1,891,336
229,744	PIMCO International StocksPLUS AR Strategy Fund U.S. Dollar Hedged	1,893,092
92,300	PowerShares Buyback Achievers Portfolio	4,551,313
80,000	PowerShares S&P 500 Low Volatility Portfolio	3,034,400
3,600	SPDR S&P MidCap 400 ETF Trust	998,064
38,000	Vanguard Growth ETF	4,088,420
64,500	Vanguard Mega Cap Growth ETF	5,375,430
	Total Core Funds	29,570,913

	Total Return Funds: 3.7%
50,121	T. Rowe Price Capital Appreciation Fund	1,351,768
	Total Total Return Funds	1,351,768

	Total Investment Companies
	(Cost $34,813,045)	36,228,443

	Short-Term Investments: 1.0%
372,012	Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% #	372,012

	Total Short-Term Investments
	(Cost $372,012)	372,012

	Total Investments: 99.2%
	(Cost $35,185,057)	36,600,455
	Other Assets in Excess of Liabilities: 0.8%	310,869
	Net Assets: 100.0%	$36,911,324

	# Annualized seven-day yield as of March 31, 2015.

	The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2015

TOTLX	Flexible Total Return Fund

The Flexible Total Return Fund (TOTLX) is designed for investors who seek steady returns with dampened volatility. TOTLX invests in a mix of bond and total return funds, targeting those areas excelling the in the current market environment.

TOTLX is less constrained than our Flexible Income strategy: it doesn’t cap exposure to total return funds and high-yield bond funds, and if these funds are doing well, the Fund may have substantial exposure to them.

The Flexible Total Return Fund (TOTLX) was previously named the Tactical Total Return Fund (TOTLX). We changed the Fund’s name as of January  31, 2015 to better reflect our flexible approach to managing this portfolio of bond and total return funds.

Total Return Funds: Balanced & Alternative Funds
Total return funds typically aim to generate growth with less volatility than the broad stock market. These funds include balanced funds, which invest in both stocks and bonds, and alternative funds, which may use options, arbitrage or alternative assets.

By investing in total return funds with strong recent returns, we’re led to own funds that have more exposure to stocks when stocks are doing well and to buy funds that have more exposure to bonds or alternative assets in volatile stock markets.

At the start of the semiannual period, TOTLX had 40% in total return funds. This allocation remained fairly constant during this time, but many of the total return positions changed in the six months ending March 31, 2015. Balanced funds like Dodge and Cox Balanced (DODBX) and Buffalo Flexible Income (BUFBX) were replaced with stronger-performers like T. Rowe Price Capital Appreciation (PRWCX), Fidelity Balanced (FBALX), and Fidelity Puritan (FPURX).

Three total return funds – Fidelity Real Estate (FRIFX), Schwab Hedged Equity (SWHEX), and Vanguard Wellesley Income (VWIAX) – were held for the full six months.

Higher-Quality Bond Funds, Dollar-Hedged Foreign Bonds
High-yield bonds were in the midst of a sell-off at the start of the semiannual period. We wrote in our Annual Report dated September 30, 2014 that if high yields continued to decline, we’d be led to take action and that’s precisely what happened in the fourth quarter of 2014. High yields continued to weaken, and we sold funds like Federated High Yield (FHTIX) and Ivy High Income (IVHIX).

While lower-quality bonds like high yields lagged, higher-quality bonds like diversified intermediate-term bonds led in the six months ending March 31, 2015. We increased TOTLX’s exposure to intermediate-term bond funds during the fourth quarter of 2014, buying into strong-performing intermediate-term funds like DoubleLine Total Return (DBLTX) and PIMCO Investment Grade Corporate (PIGIX).

TOTLX can invest globally, but the strong U.S. dollar diminished the returns of most foreign funds over the last six months. Foreign bond funds that were hedged to the U.S. dollar, however, were one of the strongest performing areas of the bond market, and TOTLX held PIMCO Foreign Bond U.S. Dollar Hedged (PFORX) throughout the semiannual period.

Because Markets Change
As of March 31, 2015, TOTLX is primarily invested total return funds and higher-quality bond funds, but we know that markets change over time and these funds won’t be in favor forever. Our active investment approach is designed to adapt to changing stock and bond markets, and when new leaders emerge, we’re prepared to buy in.

We also continue to be alert to changes in interest rates, and TOTLX has largely avoided investing in the most interest-rate sensitive areas of the bond market. No one can know in advance when rates might rise or how they’ll rise, but we believe our active strategy will help us respond to any changes.

Semiannual Report 2015	Upgraderfunds.com	15

TOTLX	Flexible Total Return Fund^ Flexible Income & Total Return

SCHEDULE OF INVESTMESTS AT MARCH 31, 2015 (UNAUDITED)
Shares	Investment Companies: 99.6%	Value
	Total Return Funds: 18.9%

27,183	Fidelity Balanced Fund	$632,820
28,864	Fidelity Puritan Fund	636,731
36,234	Schwab Hedged Equity Fund	625,758
23,131	T. Rowe Price Capital Appreciation Fund	623,843
	Total Total Return Funds	2,519,152

	Bond Funds: 80.7%

36,451	Baird Aggregate Bond Fund	398,775
59,658	DoubleLine Core Fixed Income Fund	662,208
60,743	DoubleLine Total Return Bond Fund	670,601
30,383	Dreyfus/Standish Global Fixed Income Fund	670,851
67,261	Fidelity Advisor High Income Advantage Fund	689,428
66,605	Fidelity Capital & Income Fund	664,055
55,348	Fidelity Real Estate Income Fund	661,963
25,556	Forward Select Income Fund	663,438
24,984	Guggenheim Total Return Bond Fund	679,304
6,300	iShares iBoxx $ Investment Grade Corporate Bond ETF	766,773
121,057	PIMCO Foreign Bond Fund	1,332,839
62,228	PIMCO Investment Grade Corporate Bond Fund	670,817
7,000	PIMCO Total Return Active ETF	770,910
8,643	TCW Total Return Bond Fund	89,799
32	Vanguard GNMA Fund	343
21,494	Vanguard Wellesley Income Fund	1,338,836
	Total Bond Funds	10,730,940

	Total Investment Companies
	(Cost $13,113,713)	13,250,092

	Total Investments: 99.6%
	(Cost $13,113,713)	13,250,092
	Other Assets in Excess of Liabilities: 0.4%	48,002
	Net Assets: 100.0%	$13,298,094

	^ Effective 1/30/2015, the Fund changed its name from FundX Tactical Total Return Fund to FundX Flexible Total Return Fund. The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2015

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2015 (Unaudited)
	FundX	FundX Aggressive	FundX Conservative
	Upgrader Fund	Upgrader Fund	Upgrader Fund
Assets
Investments in securities, at value (identified cost $266,788,298, $61,360,541, $58,679,665) (See Note 2)	$285,094,428	$69,309,049	$59,982,680
Investments in short-term securities at value (identified cost $676,730, $-, $-) (See Note 2)	676,730	—	—
Cash	250,000	11,612	926
Receivables:
Investment securities sold	1,273,311	1,131,889	737,065
Fund shares sold	132,701	70,432	45,710
Dividends and Interest	28,133	21,780	3,198
Prepaid expenses and other assets	15,809	9,673	13,438
Total assets	287,471,112	70,554,435	60,783,017
Liabilities
Payables:
Investment securities purchased	1,371,222	972,241	—
Line of Credit	—	—	590,000
Fund shares redeemed	87,158	15,005	92,157
Investment advisory fees, net	239,076	51,545	41,452
Administration fees	27,770	7,245	6,145
Custody fees	3,079	1,095	1,070
Fund accounting fees	15,482	4,166	3,568
Transfer agent fees	31,844	16,652	9,158
Trustee Fees	15,775	3,945	3,357
Other accrued expenses	34,156	21,407	16,144
Total liablities	1,825,562	1,093,301	763,051
Net Assets	$285,645,550	$69,461,134	$60,019,966
Net assets applicable to shares oustanding	$285,645,550	$69,461,134	$60,019,966
Shares outstanding; unlimited number of shares authorized without par value	5,571,587	1,184,630	1,590,621
Net asset value, offering and redemption price per share	$51.27	$58.64	$37.73

Components of Net Assets
Paid-in capital	$293,452,006	$81,957,003	$56,271,678
Undistributed (accumulated) net investment loss	(47,577)	(234,538)	(81,832)
Accumulated net realized gain (loss) on investments	(26,065,009)	(20,209,839)	2,527,105
Net unrealized appreciation on investments	18,306,130	7,948,508	1,303,015
Net assets	$285,645,550	$69,461,134	$60,019,966

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2015	Upgraderfunds.com	17

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2015 (Unaudited)
	FundX Flexible	FundX Tactical	FundX Flexible Total
	Income Fund	Upgrader Fund	Return Fund
Assets
Investments in securities, at value (identified cost $146,087,379,
$35,185,057, $13,113,713) (See Note 2)	$148,499,130	$36,600,455	$13,250,092
Cash	718	251,072	242,066
Deposits at brokers for written options	—	8,129	18,180
Receivables:
Investment securities sold	516,287	1,270,058	152
Fund shares sold	88,657	19,922	175,084
Dividends and Interest	13,694	5,323	1,111
Prepaid expenses and other assets	18,093	12,703	21,709
Total assets	149,136,579	38,167,662	13,708,394
Liabilities
Payables:
Investment securities purchased	—	1,174,605	383,364
Line of Credit	180,000	—	—
Fund shares redeemed	236,079	14,200	—
Investment advisory fees, net	90,118	32,984	5,569
Administration fees	15,475	4,193	1,680
Custody fees	1,888	745	417
Fund accounting fees	8,731	2,407	830
Transfer agent fees	11,375	7,405	3,855
Trustee Fees	6,360	2,087	678
Other accrued expenses	21,090	17,712	13,907
Total liablities	571,116	1,256,338	410,300
Net Assets	$148,565,463	$36,911,324	$13,298,094
Net assets applicable to shares oustanding	$148,565,463	$36,911,324	$13,298,094
Shares outstanding; unlimited number of shares authorized without par value	5,105,731	1,706,258	515,679
Net asset value, offering and redemption price per share	$29.10	$21.63	$25.79

Components of Net Assets
Paid-in capital	$145,912,967	$68,473,452	$12,934,469
Undistributed (accumulated) net investment income	321,568	1,465	11,081
Accumulated net realized gain (loss) on investments	(80,823)	(32,978,991)	216,165
Net unrealized appreciation on investments	2,411,751	1,415,398	136,379
Net assets	$148,565,463	$36,911,324	$13,298,094
The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2015

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2015 (Unaudited)
	FundX	FundX Aggressive	FundX Conservative
	Upgrader Fund	Upgrader Fund	Upgrader Fund
INVESTMENT INCOME:
Dividends	$1,611,646	$189,160	$723,121
Interest	68	4	165
Total investment income	1,611,714	189,164	723,286
EXPENSES
Investment advisory fees	1,371,811	354,903	301,279
Transfer agent fees	85,234	34,104	28,236
Fund accounting fees	44,109	11,247	10,925
Administration fees	80,787	19,288	19,198
Reports to shareholders	33,737	13,562	10,007
Custody fees	9,161	3,570	3,591
Audit fees	14,327	14,077	10,622
Registration fees	22,040	17,376	13,902
Trustee fees	47,634	12,012	10,447
Miscellaneous expenses	12,595	6,498	6,220
Interest expense (Note 6)	121	376	185
Legal fees	25,221	5,919	4,826
Insurance expense	7,063	5,014	1,812
Total expenses	1,753,840	497,946	421,250
Less: fees waived	(38,955)	(54,003)	(44,466)
Less: expenses paid indirectly (Note 3)	(55,550)	(20,242)	(10,446)
Net expenses	1,659,335	423,701	366,338
Net Investment income (loss)	(47,621)	(234,537)	356,948
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	8,332,866	(683,375)	939,784
Net realized gain (loss)	8,332,866	(683,375)	939,784
Capital gain distributions from regulated investment companies	11,792,397	3,479,059	1,587,724
Change in net unrealized appreciation/depreciation on investments	1,287,727	4,074,670	(76,980)
Net realized and unrealized gain on investments	21,412,990	6,870,354	2,450,528
Net increase in net assets resulting from operations	$21,365,369	$6,635,817	$2,807,476

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2015	Upgraderfunds.com	19

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2015 (Unaudited)
	FundX Flexible	FundX Tactical	FundX Flexible Total
	Income Fund	Upgrader Fund	Return Fund
INVESTMENT INCOME:
Dividends	$3,213,294	$283,131	$197,593
Interest	21	30	2
Total investment income	3,213,315	283,161	197,595
EXPENSES
Investment advisory fees	531,076	194,461	59,426
Transfer agent fees	51,046	17,204	10,327
Fund accounting fees	25,300	5,913	2,570
Administration fees	45,986	10,310	4,488
Reports to shareholders	13,462	9,513	2,055
Custody fees	6,033	2,418	1,421
Audit fees	10,901	10,622	10,622
Registration fees	13,168	17,951	9,885
Trustee fees	24,045	6,015	2,154
Miscellaneous expenses	9,256	5,457	3,236
Interest expense (Note 6)	865	38	43
Legal fees	13,404	3,424	208
Insurance expense	3,707	3,041	1,216
Total expenses	748,249	286,367	107,651
Less: fees waived	—	(43,254)	(33,321)
Less: expenses paid indirectly (Note 3)	(32,376)	(2,939)	—
Net expenses	715,873	240,174	74,330
Net Investment income	2,497,442	42,987	123,265
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,878,157)	1,995,977	23,396
Written options	—	117,704	2,606
Net realized gain (loss)	(1,878,157)	2,113,681	26,002
Capital gain distributions from regulated investment companies	1,887,044	885,378	195,371
Change in net unrealized appreciation/depreciation on investments:	208,337	(776,396)	100,796
Net realized and unrealized gain (loss) on investments	217,224	2,222,663	322,169
Net increase in net assets resulting from operations	$2,714,666	$2,265,650	$445,434

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2015

FUNDX	Upgrader Fund Flexible Income & Total Return

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(47,621)	$146,317
Net realized gain on investments	8,332,866	41,446,241
Capital gain distributions from regulated investment companies	11,792,397	4,708,079
Change in net unrealized appreciation/depreciation of investments	1,287,727	(14,011,039)
Net increase in net assets resulting from operations	21,365,369	32,289,598
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,038,279)	(756,739)
Total distributions to shareholders	(1,038,279)	(756,739)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(3,618,812)	(15,003,968)
Total change in net assets	16,708,278	16,528,891

NET ASSETS:
Beginning of period/year	268,937,272	252,408,381
End of period/year	$285,645,550	$268,937,272
Undistributed net investment income (loss)	$(47,577)	$1,038,323

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2015
	(Unaudited)		Year Ended September 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	552,615	$27,250,520	832,978	$38,298,802
Shares sold – in connection with merger (see Note 7)	—	—	162,521	7,466,211
Shares issued in reinvestment of distributions	20,462	1,013,509	16,313	743,193
Shares redeemed (b)	(650,870)	(31,882,841)	(1,339,023)	(61,512,174)
Net change in shares outstanding	(77,793)	$(3,618,812)	(327,211)	$(15,003,968)

(b) Net of redemption fees of $0 and $1,489, respectively.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2015	Upgraderfunds.com	21

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2015(Unaudited)	Year Ended September 30, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment (loss)	$(234,537)	$ (170,904)
Net realized gain (loss) on investments	(683,375)	9,874,230
Capital gain distributions from regulated investment companies	3,479,059	1,523,103
Change in net unrealized appreciation/depreciation of investments	4,074,670	(4,347,201)
Net increase in net assets resulting from operations	6,635,817	6,879,228
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(194,778)	(39,051)
Total distributions to shareholders	(194,778)	(39,051)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(8,157,418)	(5,025,506)
Total change in net assets	(1,716,379)	1,814,671

NET ASSETS:
Beginning of period/year	71,177,513	69,362,842
End of period/year	$69,461,134	$71,177,513
Undistributed net investment income (loss)	$(234,538)	$194,777

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	78,594	$4,321,120	145,098	$7,666,035
Shares sold – in connection with merger (see Note 7)	—	—	104,460	5,489,352
Shares issued in reinvestment of distributions	3,445	193,100	731	38,743
Shares redeemed (b)	(224,352)	(12,671,638)	(341,738)	(18,219,636)
Net change in shares outstanding	(142,313)	$(8,157,418)	(91,449)	$(5,025,506)

(b) Net of redemption fees of $0 and $119, respectively.

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report 2015

RELAX	Conservative Upgrader Fund Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$356,948	$674,915
Net realized gain (loss) on investments	939,784	5,393,899
Capital gain distributions from regulated investment companies	1,587,724	578,010
Change in net unrealized appreciation/depreciation of investments	(76,980)	(2,251,636)
Net increase (decrease) in net assets resulting from operations	2,807,476	4,395,188
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(881,851)	(620,296)
From net realized gain	(5,605,650)	—
Total distributions to shareholders	(6,487,501)	(620,296)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	7,138,972	9,173,235
Total change in net assets	3,458,947	12,948,127

NET ASSETS:
Beginning of period/year	56,561,019	43,612,892
End of period/year	$60,019,966	$56,561,019
Undistributed net investment income (loss)	$(81,832)	$443,071

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	254,916	$9,893,903	457,400	$18,209,513
Shares issued in reinvestment of distributions	173,591	6,428,087	15,708	612,776
Shares redeemed (b)	(235,795)	(9,183,018)	(245,305)	(9,649,054)
Net change in shares outstanding	192,712	$7,138,972	227,803	$9,173,235

(b) Net of redemption fees of $0 and $4,119, respectively.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2015	Upgraderfunds.com	23

INCMX	Flexible Income Fund Fixed Income

STATEMENTS OF CHANGES IN NET ASSETS
	Six Month Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,497,442	$4,314,368
Net realized gain (loss) on investments	(1,878,157)	2,124,247
Capital gain distributions from regulated investment companies	1,887,044	1,611,342
Change in net unrealized appreciation/depreciation of investments	208,337	(1,104,589)
Net increase in net assets resulting from operations	2,714,666	6,945,368
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,055,728)	(5,105,225)
From net realized gain	(3,454,367)	(897,367)
Total distributions to shareholders	(8,510,095)	(6,002,592)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	5,107,304	9,475,471
Total change in net assets	(688,125)	10,418,247

NET ASSETS:
Beginning of period/year	149,253,588	138,835,341
End of period/year	$148,565,463	$149,253,588
Undistributed net investment income	$321,568	$2,879,854

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,057,889	$31,203,454	1,453,861	$43,721,424
Shares issued in reinvestment of distributions	294,530	8,464,788	202,093	5,951,643
Shares redeemed (b)	(1,163,645)	(34,560,938)	(1,317,717)	(40,197,596)
Net change in shares outstanding	188,774	$5,107,304	338,237	$9,475,471

(b) Net of redemption fees of $0 and $219, respectively.

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report 2015

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$42,987	$54,633
Net realized gain (loss) on investments	1,995,977	(1,919,265)
Net realized gain on written options	117,704	648,753
Capital gain distributions from regulated investment companies	885,378	177,795
Change in net unrealized appreciation/depreciation of investments & written options	(776,396)	562,226
Net increase (decrease) in net assets resulting from operations	2,265,650	(475,858)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(84,335)	—
From net realized gain	—	—
Total distributions to shareholders	(84,335)	—
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(10,967,709)	(7,683,980)
Total change in net assets	(8,786,394)	(8,159,838)

NET ASSETS:
Beginning of period/year	45,697,718	53,857,556
End of period/year	$36,911,324	$45,697,718
Undistributed net investment income	$1,465	$42,813

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	136,240	$2,867,179	779,410	$16,258,563
Shares issued in reinvestment of distributions	4,017	84,319	—	—
Shares redeemed	(684,554)	(13,919,207)	(1,157,186)	(23,942,543)
Net change in shares outstanding	(544,297)	$(10,967,709)	(377,776)	$(7,683,980)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2015	Upgraderfunds.com	25

TOTLX	Flexible Total Return Fund Flexible Income & Total Return

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$123,265	$84,197
Net realized gain (loss) on investments	23,396	14,018
Net realized gain (loss) on written options	2,606	29,276
Capital gain distributions from regulated investment companies	195,371	56,909
Change in net unrealized appreciation/depreciation of investments & written options	100,796	(160,820)
Net increase (decrease) in net assets resulting from operations	445,434	23,580
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(206,003)	(82,763)
From net realized gain	(95,691)	(57,218)
Total distributions to shareholders	(301,694)	(139,981)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	4,992,824	1,082,156
Total change in net assets	5,136,564	965,755

NET ASSETS:
Beginning of period/year	8,161,530	7,195,775
End of period/year	$13,298,094	$8,161,530
Undistributed net investment income	$11,081	$93,819

(a) Summary of capital share transactions is as follows:

Six Months Ended March 31, 2015
	(Unaudited)		Year Ended September 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	258,857	$6,586,905	222,083	$5,754,092
Shares issued in reinvestment of distributions	11,864	301,694	5,453	139,926
Shares redeemed	(73,345)	(1,895,775)	(185,351)	(4,811,862)
Net change in shares outstanding	197,376	$4,992,824	42,185	$1,082,156

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2015

FUNDX	Upgrader Fund Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Years Ended September 30,			Period Ended	Years Ended October 31,
	March 31, 2015 (Unaudited)	2014	2013	2012	September 30, 2011 *	2010	2009
Net asset value, beginning of period / year	$47.60	$42.23	$35.52	$28.93	$31.34	$27.57	$25.72
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (1)	(0.01) (6)	0.03 (6)	0.13 (6)	0.18 (6)	(0.01) (6)	0.02 (6)	0.14
Net realized and unrealized gain (loss) on investments	3.87	5.47	6.86	6.45	(2.37)	3.89	1.71
Total from investment operations	3.86	5.50	6.99	6.63	(2.38)	3.91	1.85

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.13)	(0.28)	(0.04)	(0.03)	(0.14)	(0.00) (2)
From net realized gain	—	—	—	—	—	—	—
Distribution in excess	—	—	—	—	—	—	—
Total distributions	(0.19)	(0.13)	(0.28)	(0.04)	(0.03)	(0.14)	(0.00) (2)
Paid-in capital from redemption fees (Note 2)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period / year	$51.27	$47.60	$42.23	$35.52	$28.93	$31.34	$27.57

Total return	8.12% ^	13.01%	19.83%	22.95%	(7.61)% ^	14.20%	7.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$285.6	$268.9	$252.4	$256.1	$250.6	$344.6	$385.4

RATIO OF EXPENSES TO AVERAGE
NET ASSETS (3):
Before fees waived and expenses absorbed	1.28% +	1.26%	1.26%	1.25%	1.24% +	1.24%	1.25%
After fees waived and expenses absorbed (4)	1.25% +	1.25%	1.26%	1.25%	1.24% +	1.24%	1.25%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	(0.10)% +	0.02%	0.33%	0.53%	(0.05)% +	0.05%	0.47%
After fees waived and expenses absorbed (5)	(0.07)% +	0.03%	0.33%	0.53%	(0.05)% +	0.05%	0.47%
Portfolio turnover rate	77%	164%	201%	128%	153% ^	139%	201%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.21%, 1.22%, 1.24%, 1.24%, 1.23%, 1.22% and 1.20% for the periods/years ended March 31, 2015, September 30, 2014, September 30, 2013, September 30, 2012, Septemeber 30, 2011, and October 31, 2010, and October 31, 2009, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been (0.03)%, 0.05%, 0.35%, 0.54%, (0.04)%, 0.07% and 0.52% for the periods/years ended March 31, 2015, September 30, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, and October 31, 2009, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2015	Upgraderfunds.com	27

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Period Ended	Years Ended September 30,			Period Ended	Years Ended October 31,
	March 31, 2015 (Unaudited)	2014	2013	2012	September 30, 2011*	2010	2009
Net asset value, beginning of period / year	$53.64	$48.90	$41.12	$33.19	$35.93	$31.43	$29.24
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (1)	(0.18) (6)	(0.12) (6)	0.07 (6)	0.00 (6)	(0.14) (6)	0.03 (6)	0.12
Net realized and unrealized gain (loss) on investments	5.33	4.89	7.84	7.93	(2.55)	4.60	2.07
Total from investment operations	5.15	4.77	7.91	7.93	(2.69)	4.63	2.19

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.03)	(0.13)	—	(0.05)	(0.13)	(0.00) (2)
From net realized gain	—	—	—	—	—	—	—
Distributions in excess	—	—	—	—	—	—	—
Total distributions	(0.15)	(0.03)	(0.13)	—	(0.05)	(0.13)	(0.00) (2)
Paid-in capital from redemption fees (Note 2) (2)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period / year	$58.64	$53.64	$48.90	$41.12	$33.19	$35.93	$31.43

Total return	9.62% ^	9.73%	19.30%	23.89%	(7.51)% ^	14.73%	7.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$69.5	$71.2	$69.4	$71.5	$74.9	$100.3	$122.6

RATIO OF EXPENSES TO AVERAGE
NET ASSETS (3):
Before fees waived and expenses absorbed	1.40% +	1.36%	1.37%	1.33%	1.31% +	1.31%	1.33%
After fees waived and expenses absorbed (4)	1.25% +	1.25%	1.36%	1.33%	1.31% +	1.31%	1.33%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	(0.87)% +	(0.35)%	0.13%	0.00%	(0.41)% +	0.09%	0.36%
After fees waived and expenses absorbed (5)	(0.72)% +	(0.24)%	0.14%	0.00%	(0.41)% +	0.09%	0.36%
Portfolio turnover rate	79% ^	168%	207%	139%	153% ^	146%	213%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.19%, 1.24%, 1.34%, 1.32%, 1.30%, 1.30% and 1.30% for the period/years ended March 31, 2015, September 30, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, and October 31, 2009, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment loss to average net assets would have been (0.66)%, (0.23)%, 0.15%, 0.01%, (0.40)%, 0.10%, and 0.39% for the periods/years ended March 31, 2015, September 30, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, and October 31, 2009, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report 2015

RELAX	Conservative Upgrader Fund Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Years Ended September 30,			Period Ended	Years Ended October 31,
	March 31, 2015 (Unaudited)	2014	2013	2012	September 30, 2011*	2010	2009
Net asset value, beginning of period / year	$40.46	$37.27	$34.05	$29.80	$31.90	$28.56	$26.24
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (1)	0.23 (6)	0.53 (6)	0.61 (6)	0.49 (6)	0.47 (6)	0.39 (6)	0.42
Net realized and unrealized gain (loss) on investments	1.51	3.18	3.54	4.20	(2.12)	3.29	2.27
Total from investment operations	1.74	3.71	4.15	4.69	(1.65)	3.68	2.69

LESS DISTRIBUTIONS:
From net investment income	(0.61)	(0.52)	(0.93)	(0.45)	(0.45)	(0.34)	(0.37)
From net realized gain	(3.86)	—	—	—	—	—	—
Total distributions	(4.47)	(0.52)	(0.93)	(0.45)	(0.45)	(0.34)	(0.37)
Paid-in capital from redemptions fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.01	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period / year	$37.73	$40.46	$37.27	$34.05	$29.80	$31.90	$28.56

Total return	4.50% ^	9.98%	12.50%	15.88%	(5.31)% ^	12.96%	10.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$60.0	$56.6	$43.6	$46.6	$55.0	$65.5	$54.4

RATIO OF EXPENSES TO AVERAGE
NET ASSETS (3):
Before fees waived and expenses absorbed	1.40% +	1.38%	1.44%	1.37%	1.32% +	1.37%	1.36%
After fees waived and expenses absorbed (4)	1.25% +	1.25%	1.42%	1.37%	1.32% +	1.37%	1.36%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.00% +	1.17%	1.69%	1.49%	1.55% +	1.27%	1.68%
After fees waived and expenses absorbed (5)	1.15% +	1.30%	1.71%	1.49%	1.55% +	1.27%	1.68%
Portfolio turnover rate	95% ^	127%	144%	122%	165% ^	124%	137%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.22%, 1.21%, 1.41%, 1.36% 1.30%, 1.35%, and 1.32% for the periods/years ended March 31, 2015, September 30, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, and October 31, 2009, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 1.18%, 1.34%, 1.72%, 1.50%, 1.85%, 1.29%, and 1.72% for the periods/years ended March 31, 2015, September 30, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, and October 31, 2009, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2015	Upgraderfunds.com	29

INCMX	Flexible Income Fund Fixed Income

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Years Ended September 30,			Period Ended	Years Ended October 31,
	March 31, 2015 (Unaudited)	2014	2013	2012	September 30, 2011*	2010	2009
Net asset value, beginning of period / year	$30.35	$30.32	$31.35	$30.23	$32.19	$30.07	$28.68
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.49 (6)	0.93 (6)	1.03 (6)	0.89 (6)	1.07 (6)	0.93 (6)	1.07
Net realized and unrealized gain (loss) on investments	0.05	0.61	(0.24)	1.49	(1.39)	1.92	1.65
Total from investment operations	0.54	1.54	0.79	2.38	(0.32)	2.85	2.72

LESS DISTRIBUTIONS:
From net investment income	(1.06)	(1.28)	(1.38)	(1.01)	(1.20)	(0.73)	(1.33)
From net realized gain	(0.73)	(0.23)	(0.44)	(0.25)	(0.44)	—	—
Total distributions	(1.79)	(1.51)	(1.82)	(1.26)	(1.64)	(0.73)	(1.33)
Paid-in capital from redemption fees (Note 2) (2)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period / year	$29.10	$30.35	$30.32	$31.35	$30.23	$32.19	$30.07

Total return	1.82% ^	5.22%	2.58%	8.10%	(1.03)% ^	9.67%	9.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$148.6	$149.3	$138.8	$135.4	$173.2	$174.4	$166.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	0.99% +	0.96%	0.97%	0.95%	0.93% +	0.96%	0.97%
After fees waived and expenses absorbed (4)	0.99% +	0.96%	0.97%	0.95%	0.93% +	0.96%	0.99%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	3.25% +	3.04%	3.37%	2.90%	3.74% +	3.01%	3.03%
After fees waived and expenses absorbed (5)	3.25% +	3.04%	3.37%	2.90%	3.74% +	3.01%	3.01%
Portfolio turnover rate	88% ^	54%	101%	79%	141% ^	106%	124%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.94%, 0.93%, 0.95%, 0.94%, 0.92%, 0.94% and 0.97% for the periods/years ended March 31, 2015, September 30, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, and October 31, 2009, respectively. (Note 3)

(5)	Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 3.29%, 3.07%, 3.39%, 2.91%, 3.75%, 3.03% and 3.03% for the periods/years ended March 31, 2015, September 30, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, and October 31, 2009, respectively. (Note 3)
(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2015

TACTX	Tactical Upgrader Fund Growth & Tactical Hedge

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Years Ended September 30,			Period Ended	Years Ended October 31,
	March 31, 2015 (Unaudited)	2014	2013	2012	September 30, 2011*	2010	2009
Net asset value, beginning of period / year	$20.31	$20.49	$19.67	$18.20	$17.59	$16.85	$17.52
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.02 (6)	0.02 (6)	(0.04) (6)	(0.09) (6)	(0.17) (6)	0.13 (6)	0.13
Net realized and unrealized gain (loss) on investments	1.35	(0.20)	0.86	1.56	0.78	0.80	(0.71)
Total from investment operations	1.37	(0.18)	0.82	1.47	0.61	0.93	(0.58)
Paid-in capital from redemption fees (Note 2)	—	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

LESS DISTRIBUTIONS:
From net investment income	(0.05)	—	—	—	—	(0.19)	(0.09)
From net realized gain	—	—	—	—	—	—	—
Total distributions	(0.05)	—	—	—	—	(0.19)	(0.09)

Net asset value, end of period / year	$21.63	$20.31	$20.49	$19.67	$18.20	$17.59	$16.85

Total return	6.73% ^	(0.93)%	4.22%	8.08%	3.47% ^	5.59%	(3.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$36.9	$45.7	$53.9	$44.4	$28.6	$32.2	$77.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.47% +	1.33%	1.39%	1.37%	1.46% +	1.44%	1.27%
After fees waived and expenses absorbed (4)	1.25% +	1.25%	1.38%	1.37%	1.47% +	1.44%	1.27%

RATIO OF NET INVESTMENT (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	(0.01)% +	0.01%	(0.23)%	(0.47)%	(1.02)% +	0.75%	0.70%
After fees waived and expenses absorbed (5)	0.21% +	0.10%	(0.22)%	(0.47)%	(1.03)% +	0.75%	0.70%
Portfolio turnover rate	137% ^	202%	408%	438%	589% ^	331%	1,118%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.24%, 1.25%, 1.38%, 1.36%, 1.45%, 1.42% and 1.25% for the periods/years ended March 31, 2015, September 30, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010 and October 31, 2009, respectively. (Note 3)

(5)	Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 0.22%, 0.10%, (0.22)%, (0.46)%, (1.01)%, 0.77% and 0.72% for the periods/years ended March 31, 2015, September 30, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010 and October 31, 2009, respectively. (Note 3)
(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2015	Upgraderfunds.com	31

TOTLX	Flexible Total Return Fund Flexible Income & Total Return

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year
	Six Months Ended	Years Ended September 30,			Period Ended	Year Ended	Period Ended
	March 31, 2015 (Unaudited)	2014	2013	2012	September 30, 2011**	October 31 2010	October 31 2009*
Net asset value, beginning of period / year	$25.64	$26.06	$26.31	$25.95	$26.99	$25.72	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.27 (6)	0.32 (6)	0.31 (6)	0.13 (6)	0.11 (6)	0.31 (6)	0.06
Net realized and unrealized gain (loss) on investments	0.53	(0.10)	0.32	1.71	0.13	1.20	0.66
Total from investment operations	0.80	0.22	0.63	1.84	0.24	1.51	0.72
Paid-in capital from redemption fees (Note 2)	—	—	—	0.00 (2)	—	0.00 (2)	0.00 (2)

LESS DISTRIBUTIONS:
From net investment income	(0.44)	(0.38)	(0.22)	(0.02)	(0.28)	(0.24)	—
From net realized gain	(0.21)	(0.26)	(0.66)	(1.46)	(1.00)	—	—
Total distributions	(0.65)	(0.64)	(0.88)	(1.48)	(1.28)	(0.24)	—

Net asset value, end of period / year	$25.79	$25.64	$26.06	$26.31	$25.95	$26.99	$25.72

Total return	3.11% ^	0.85%	2.49%	7.33%	0.84% ^	5.93%	2.88% ^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$13.3	$8.2	$7.2	$8.1	$5.7	$5.2	$7.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.81% +	2.45%	2.47%	2.21%	2.97% +	2.50%	3.94% +
After fees waived and expenses absorbed (4)	1.25% +	1.25%	1.48%	1.50%	1.50% +	1.50%	1.50% +

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.51% +	0.06%	0.22%	(0.20)%	(1.03)% +	0.15%	(1.49)% +
After fees waived and expenses absorbed (5)	2.07% +	1.25%	1.21%	0.51%	0.44% +	1.15%	0.95% +
Portfolio turnover rate	94% ^	155%	261%	213%	297% ^	239%	109% ^

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.25%, 1.25%, 1.48% and 1.48% for the period/year ended March 31, 2015, September 30, 2014, September 30, 2011 and October 31, 2010, respectively. (Note 3).

(5)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.07%, 1.25%, 1.21% and 1.17% for the period/year ended March 31, 2015, September 30, 2014, September 30, 2011 and October 31, 2010, respectively. (Note 3).

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.
*	Fund commenced operations May 29, 2009.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report 2015

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2015 (UNAUDITED)

NOTE 1 – ORGANIZATION
FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX Upgrader Fund (“Upgrader Fund”), FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”), FundX Flexible Income Fund (“Flexible Income Fund”), FundX Tactical Upgrader Fund (“Tactical Fund”), and FundX Flexible Total Return Fund (“Flexible Total Return Fund”), collectively, the “Successor Funds” or the “Funds”. Effective January 31, 2015, the Flexible Total Return Fund changed its name from FundX Tactical Total Return Fund to FundX Flexible Total Return Fund. The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another unaffiliated registered investment company, Professionally Managed Portfolios, which were also advised by the FundX Investment Group, LLC (the “Advisor”) and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014. See Note 8 for a discussion of the results of the special meeting of shareholders in which the reorganization was approved.

Upgrader Fund commenced operations on November 1, 2001. Aggressive Fund, Conservative and Flexible Income Fund commenced operations on July 1, 2002. Tactical Fund commenced operations on February 29, 2008. Flexible Total Return Fund commenced operations on May 29, 2009.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income. The investment objective of the Tactical Fund is to seek long-term capital appreciation; capital preservation is a secondary consideration. The investment objective of the Flexible Total Return Fund is to seek long-term capital appreciation and current income with an emphasis on risk management.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60, at time of purchase, days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith or under the direction of the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2015 the Funds did not hold fair valued securities.

As described above, the Funds may utilize various methods to measure the fair value of some of their investments. U.S.GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1  –  Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2  –  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3  –  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Semiannual Report 2015	Upgraderfunds.com	33

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2015 (UNAUDITED), continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015:

FUNDX UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$285,094,428	$—	$—	$285,094,428
Short-Term Investments	676,730	—	—	676,730
Total Investments in Securities	$285,771,158	$—	$—	285,094,428

FUNDX AGGRESSIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$69,308,786	$—	$—	$69,308,786
Total Investments in Securities	$69,308,786	$—	$—	$69,308,786

FUNDX CONSERVATIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$59,982,680	$—	$—	$59,982,680
Total Investments in Securities	$59,982,680	$—	$—	$59,982,680

FUNDX FLEXIBLE INCOME FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$148,499,130	$—	$—	$148,499,130
Total Investments in Securities	$148,499,130	$—	$—	$148,499,130

FUNDX TACTICAL UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$36,228,443	$—	$—	$36,228,443
Short-Term Investments	372,012	$—	—	372,012
Total Investments in Securities	$36,600,455	$—	$—	$36,600,455

FUNDX FLEXIBLE TOTAL RETURN FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$13,250,092	$—	$—	$13,250,092
Total Investments in Securities	$13,250,092	$—	$—	$13,250,092

None of the funds had transfers into or out of Levels 1 and 2 during the six months ended March 31, 2015. The Funds recognize transfers at the end of each reporting period.

B. Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. The Tactical Upgrader Fund has posted October losses of $997,133. At September 30, 2014, the following capital loss carry forwards were available:

	Expires 2016	Expires 2017	Infinite Short-Term	Infinite Long-Term	Total
UPGRADER FUND	$ —	$46,172,253	$ —	$ —	$46,172,253
AGGRESSIVE FUND	—	22,995,914	—	—	22,995,914
TACTICAL FUND	7,323,618	27,154,437	502,862	—	34,980,917

As of September 30, 2014, there was no Capital Loss Carryover for the FundX Conservative Upgrader Fund, the Flexible Income Fund and the Tactical Total Return Fund.

34	Semiannual Report 2015

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2015 (UNAUDITED), continued

For fiscal year ended September 30, 2014, the following funds have utilized Capital Loss Carryover in the following amounts:

UPGRADER FUND	$45,262,273
AGGRESSIVE UPGRADER FUND	11,031,643
CONSERVATIVE UPGRADER FUND	256,618

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011-2013, or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

G. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H. Options Contracts. When the Funds write an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The activity in written options during the six months ended March 31, 2015, is as follows:

FUNDX TACTICAL UPGRADER FUND	Contracts	Premiums Received
Options outstanding, beginning of period	—	$ —
Options written	9,540	1,568,606
Options exercised	(500)	(59,518)
Options expired	—	—
Options closed	(9,040)	(1,509,088)
Options outstanding, end of period	—	—

Semiannual Report 2015	Upgraderfunds.com	35

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2015 (UNAUDITED), continued

FUNDX FLEXIBLE TOTAL RETURN FUND	Contracts	Premiums Received
Options outstanding, beginning of period	—	$ —
Options written	120	23,087
Options exercised	—	—
Options expired	—	—
Options closed	(120)	(23,087)
Options outstanding, end of period	—	—

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Tactical Fund and Flexible Total Return Fund may invest, at the time of purchase, up to 5% of the Funds’ net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Funds’ exposure to certain selected securities. The Tactical Fund and Flexible Total Return Fund may employ these techniques as hedging tools as well as speculatively to enhance returns. Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines. As a hedging tool, options may help cushion the impact of market declines, but may reduce the Funds’ participation in a market advance. At March 31, 2015, the Tactical Fund and the Flexible Total Return Fund both had no investments in options.

Statement of Operations – The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2015 were as follows:

Amount of realized gain (loss) on derivative instruments recognized in income:

	Purchased Options	Written Options
FUNDX TACTICAL UPGRADER FUND	$349,086	$117,704
FUNDX FLEXIBLE TOTAL RETURN FUND	$4,411	$2,606

Change in unrealized appreciation (depreciation) on derivative instruments recognized in income:

	Purchased Options	Written Options
FUNDX TACTICAL UPGRADER FUND	$(47,480)	$ —
FUNDX FLEXIBLE TOTAL RETURN FUND	$(1,140)	$ —

I. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2014, the following adjustments were made:

	Undistributed Net Investment Income	Accumulated Gains/Losses	Paid-In Capital
UPGRADER FUND	$892,047	($892,047)	—
AGGRESSIVE FUND	365,690	(365,690)	—
CONSERVATIVE FUND	109,837	(109,837)	—
FLEXIBLE INCOME FUND	320,019	(320,019)	—
TACTICAL FUND	19,292	(19,292)	—
FLEXIBLE TOTAL RETURN FUND	9,623	(9,623)	—

The permanent differences primarily relate to ETF and mutual fund dividend reclassifications and net operating losses.

J. Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
FundX Investment Group, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on net

36	Semiannual Report 2015

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2015 (UNAUDITED), continued

assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund. For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund. For the Tactical Fund and the Flexible Total Return Fund, the Advisor receives a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each fund. For the six months ended March 31, 2015, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Tactical Fund and Flexible Total Return Fund incurred $1,371,811, $354,903, $301,279, $531,076, $194,461 and $59,426 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds’ expenses so that their ratio of expenses to average net assets will not exceed the following:

UPGRADER FUND	1.25%	FLEXIBLE INCOME FUND	0.99%
AGGRESSIVE FUND	1.25%	TACTICAL FUND	1.25%
CONSERVATIVE FUND	1.25%	FLEXIBLE TOTAL RETURN FUND	1.25%

The contract is in effect through January 31, 2016 and may be terminated at any time by the Board of Trustees upon sixty days written notice to the Advisor. The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2015 the Advisor waived $38,955, $54,003, $44,466, $43,254 and $33,321 in fees for the Upgrader Fund, Aggressive Fund, Conservative Fund, Tactical Fund and Flexible Total Return Fund, respectively.

At March 31, 2015, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Upgrader Fund, Aggressive Fund, Conservative Fund, Tactical Fund and Flexible Total Return Fund that may be recouped was $65,569, $141,661, $118,290, $93,854 and $238,616 respectively. The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	September
	2015	2016	2017	2018	Total
UPGRADER FUND	$ —	$4,891	$21,723	$38,955	$65,569
AGGRESSIVE FUND	—	5,695	81,963	54,003	141,661
CONSERVATIVE FUND	—	6,121	67,703	44,466	118,290
TACTICAL FUND	—	3,774	46,826	43,254	93,854
FLEXIBLE TOTAL RETURN FUND	53,193	71,834	80,268	33,321	238,616

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the six months ended March 31, 2015 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties. USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank. For the six months ended March 31, 2015, this expense reduction, in aggregate, equaled $55,550, $20,242, $10,446, $32,376, $2,939 and $0 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Tactical Fund and Flexible Total Return Fund, respectively. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

Semiannual Report 2015	Upgraderfunds.com	37

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2015 (UNAUDITED), continued

NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended March 31, 2015 are as follows:

	Purchases	Sales
UPGRADER FUND	$221,434,014	$214,299,954
AGGRESSIVE FUND	56,552,805	61,702,362
CONSERVATIVE FUND	59,656,589	56,980,278
FLEXIBLE INCOME FUND	133,221,578	132,532,678
TACTICAL FUND	53,153,400	62,404,122
FLEXIBLE TOTAL RETURN FUND	16,065,221	11,035,024

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended March 31, 2015 and the year ended September 30, 2014 were as follows:

	Six Months Ended March 31, 2015		September 30, 2014
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
UPGRADER FUND	$1,038,279	$ —	$756,739	$ —
AGGRESSIVE FUND	194,778	—	39,051	—
CONSERVATIVE FUND	881,851	5,605,650	620,296	—
FLEXIBLE INCOME FUND	5,055,728	3,454,367	5,105,225	897,367
TACTICAL FUND	84,335	—	—	—
FLEXIBLE TOTAL RETURN FUND	206,003	95,691	116,860	23,121
* Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3).

As of September 30, 2014, components of distributable earnings on a tax basis were as follows:

	FUNDX UPGRADER FUND	FUNDX AGGRESSIVE UPGRADER FUND	FUNDX CONSERVATIVE UPGRADER FUND
Cost of investments	$252,041,675	$67,203,252	$55,162,565
Gross tax unrealized appreciation	19,037,520	5,152,124	1,868,507
Gross tax unrealized depreciation	(2,037,136)	(1,287,895)	(488,897)
Net tax unrealized appreciation	$17,000,384	$3,864,229	$1,379,610
Undistributed ordinary income	$1,038,323	$194,777	$2,173,079
Undistributed long-term capital gain	—	—	3,875,624
Total distributable earnings	1,038,323	194,777	6,048,703
Other accumulated gain/(loss)	(46,172,253)	(22,995,914)	—
Total accumulated gain/(loss)	($28,133,546)	($18,936,908)	$7,428,313

38	Semiannual Report 2015

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2015 (UNAUDITED), continued

	FUNDX FLEXIBLE INCOME FUND	FUNDX TACTICAL UPGRADER FUND	FUNDX FLEXIBLE TOTAL RETURN FUND
Cost of investments	$147,315,571	$42,876,347	$8,085,563
Gross tax unrealized appreciation	3,265,615	2,557,963	138,239
Gross tax unrealized depreciation	(1,080,001)	(366,169)	(102,670)
Net tax unrealized appreciation	$2,185,614	$2,191,794	$35,569
Unrealized on written options	$ —	$ —	$ —
Undistributed ordinary income	2,879,854	42,813	93,819
Undistributed long-term capital gain	3,382,457	—	90,497
Total distributable earnings	6,262,311	42,813	184,316
Other accumulated gain/(loss)	—	(35,978,050)	—
Total accumulated gain/(loss)	$8,447,925	($33,743,443)	$219,885

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.

NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. had made available a $50 million unsecured line of credit pursuant to a Loan and Security Agreement for the Funds in aggregate to be used temporarily for extraordinary or emergency purposes, including the financing of redemptions, effective November 19, 2014. For the period November 19, 2014 through March 31, 2015, the average interest rate on the credit facility was 3.25% (prime rate) for each of the Funds. Advances were not collateralized by a first lien against the Funds’ assets. During the period November 19, 2014 through March 31, 2015, the Funds had the following:

	Outstanding Daily Average Balance for the Period	Maximum Amounts Outstanding for the Period	Interest Expense for the Period
UPGRADER FUND	$10,083	$1,094,000	$121
AGGRESSIVE FUND	32,211	995,000	376
CONSERVATIVE FUND	15,391	590,000	185
FLEXIBLE INCOME FUND	76,323	2,093,000	865
TACTICAL FUND	3,165	421,000	38
FLEXIBLE TOTAL RETURN FUND	8,308	212,000	43

At March 31, 2015, only the Conservative Fund and the Flexible Income Fund had outstanding loan balances in the amount of $590,000 and $180,000, respectively.

Note 7 – FUND REORGANIZATIONS
As of the close of business on May 2, 2014, pursuant to Agreements and Plans of Reorganization previously approved by the Funds’ shareholders via proxy voiting (see Note 8) as well as the Board of Trustees of Professionally Managed Portfolios Trust, all of the assets, subject to the liabilities, of the FundX ETF Upgrader Fund (the “ETF Upgrader Fund”) and FundX ETF Aggressive Upgrader Fund (the “ETF Aggressive Upgrader Fund”), respectively, were transferred to the FundX Upgrader Fund (the “Upgrader Fund”) and FundX Aggressive Upgrader Fund (the “Aggressive Upgrader Fund”). The Board determined that the reorganizations were in the best interest of the ETF Upgrader and ETF Aggressive Upgrader Fund and did not dilute the interests of existing shareholders. Shareholders of the ETF Upgrader and ETF Aggressive Upgrader Fund received 0.60 and 0.55 shares, respectively, of the Upgrader Fund and Aggressive Upgrader Fund, which is equivalent in aggregate net asset value to the value of their shares of the ETF Upgrader Fund and the ETF Aggressive Upgrader Fund. The reorganizations qualified as a tax-free reorganization to the FundX Upgrader Funds’ shareholders. For financial reporting purposes, the acquiring fund is deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the acquired funds. The assets received and shares issued by the Upgrader Fund and Aggressive Upgrader Fund were recorded at fair value; however, the cost basis of the investments received from the ETF Upgrader Fund and ETF Aggressive Upgrader Fund were carried forward to align ongoing reporting of the Upgrader Fund and Aggressive Upgrader Funds’ realized and unrealized gains and losses with amounts distributable to

Semiannual Report 2015	Upgraderfunds.com	39

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2015 (UNAUDITED), continued

shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the acquired funds on the merger date is included below:

Acquired Fund	FundX ETF Upgrader Fund	FundX ETF Aggressive Upgrader Fund
Net Assets	$7,466,211	$5,489,352
Shares Outstanding	269,382	189,664
Net Asset Value	$27.72	$28.94
Investments at fair value	$7,436,511	$5,456,424
Unrealized appreciation/(depreciation)	$8,306	$(60,809)
Undistributed net investment income	—	—
Accumulated net realized gain (loss)	—	—
Tax capital loss carryforward	—	—
Acquiring Fund	FundX Upgrader Fund	FundX Aggressive Upgrader Fund
Net Assets immediately prior to merger	$261,422,503	$71,337,245
Net Assets immediately after merger	$268,908,714	$76,826,606
Fund Shares Issued in exchange for acquired fund	162,541	104,459
Exchange rate for shares issued	0.60	0.55
Assuming the acquisitions had been completed on October 1, 2013, the beginning of the annual reporting period of the Funds, the Fund’s pro forma results of operations for the year ended September 30, 2014, are as follows:

Net investment income (loss)	$142,744	$(184,491)
Net realized and unrealized gain on Investments	$32,858,542	$7,442,091
Total increase from operations	$33,001,286	$7,257,600

40	Semiannual Report 2015

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2015 (UNAUDITED), continued

NOTE 8 – RESULTS OF SPECIAL MEETINGS OF SHAREHOLDERS (UNAUDITED)
The Funds held special meetings of shareholders on April 25, 2014 and August 1, 2014, relating to the approvals of the Agreement and Plan of Reorganization of behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund as well as the Agreement and Plan of Reorganization of the Funds into the new Trust. The shareholders approved all three Agreements with respect to each Fund.

At the April 25, 2014 shareholder meeting, a total of 180,333 shares of the FundX ETF Upgrader Fund were represented, either in person or by valid proxy, constituting 64.9% of the shares eligible to vote. A total of 106,990 shares of the FundX ETF Aggressive Upgrader Fund were represented, either in person or by valid proxy, constituting 50.24% of the eligible shares to vote. The voting results were as follows:

Proposal 1 - to approve the Agreement and Plan of Reorganization on behalf of the FundX ETF Upgrader Fund:

Fund	For	Against	Abstain
FundX Upgrader Fund	180,333	—	—

Proposal 2 - to approve the Agreement and Plan of Reorganization on behalf of the FundX ETF Appgressive Upgrade Fund:

FundX Aggressive Upgrader Fund	104,128	2,146	717

At the August 1, 2014 shareholder meeting, a total of 9,159,959 shares were represented, either in person or by valid proxy, constituting 55.8% of the shares eligible to vote. The voting results were as follows:

Proposal 1 - to approve the Agreement and Plan of Reorganization on behalf of the FundX Funds:

FundX Upgrader Fund	2,810,426	28,268	18,712
FundX Aggressive Upgrader Fund	693,594	19,042	39,246
FundX Conservative Upgrader Fund	552,793	14,496	94,780
FundX Flexible Income Fund	2,738,214	18,527	64,062
FundX Flexible Total Return Fund	127,784	128	2,778
FundX Tactical Upgrader Fund	1,764,235	98	5,777

Semiannual Report 2015	Upgraderfunds.com	41

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MARCH 31, 2015 (UNAUDITED)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, investment advisory, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/14	Value 3/31/15	During the Period*
FUNDX UPGRADER FUND
Actual	$1,000.00	$1,081.20	$6.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.09
FUNDX AGGRESSIVE UPGRADER FUND
Actual	$1,000.00	$1,096.20	$6.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.98	$6.01
FUNDX CONSERVATIVE UPGRADER FUND
Actual	$1,000.00	$1,045.00	$6.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.87	$6.12
FUNDX FLEXIBLE INCOME FUND
Actual	$1,000.00	$1,0,18.20	$4.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.23	$4.75
FUNDX TACTICAL UPGRADER FUND
Actual	$1,000.00	$1,067.30	$6.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.77	$6.22
FUNDX FLEXIBLE TOTAL RETURN FUND
Actual	$1,000.00	$1,031.10	$6.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.69	$6.30

* The calculations are based on expenses incurred during the most recent six-month period. The annualized six-month expense ratios for FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX Tactical Upgrader Fund and FundX Flexible Total Return Fund were 1.21%, 1.19%, 1.22%, 0.94%, 1.24% and 1.25% respectively. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

42	Semiannual Report 2015

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust (1)
Jan Gullett (born 1954) c/o FundX Investment Trust 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	President & Founder, AVANTX, Inc. (a private firm providing dynamic trading system algorithm signals and services that supplement a long term investment portfolio), August 2006 to present.	6	None
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999-2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment adviser) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	6	None
Kimun Lee (born 1946) c/o FundX Investment Trust 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment Adviser and Principal, Resources Consolidated (1980- Present). Principal and Director of iShares Delaware Trust Sponsor, LLC, a commodity pool operator that operates iShares Gold Trust, iShares Silver Trust, iShares Dow Jones - UBS Roll Select Commodity Index Trust and iShares S&P GSCI Commodity-Indexed Trust. (2009- Present).	6	Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010- Present). Trustee, Firsthand Funds (two portfolios) (2013- Present). (2)
Interested Trustees and Officers of the Trust
Janet Brown (born 1950) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	President, FundX Investment Group, since 1978.	6	N/A
Jason Browne (born 1970) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	President	Indefinite Term; Since April 2014	Chief Investment Officer, FundX Investment Group, since June 2000.	N/A	N/A

Semiannual Report 2015	Upgraderfunds.com	43

TRUSTEES AND EXECUTIVE OFFICERS

Interested Trustees and Officers of the Trust
Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Bernardo Kuan (born 1959) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Chief Compliance Officer and Vice President	Indefinite Term; Since April 2014	CCO, FundX Investment Group, since 2011. Assistant to CCO, FundX Investment Group (2009-2010). IT, Operations Executive, Data Analyst, FundX Investment Group (1998-Present).	N/A	N/A
Sean McKeon (born 1957) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Treasurer	Indefinite Term; Since April 2014	Portfolio Manager, FundX Investment Group, since 1990.	N/A	N/A
Jeff Smith (born 1975) FundX Investment Group 253 Montgomery Street, Suite #1049 San Francisco, CA 94104	Secretary	Indefinite Term; Since April 2014	Director of Publications, FundX Investment Group, since 2001.	N/A	N/A

44	Semiannual Report 2015

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.upgraderfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863]. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ schedules of portfolio holdings are posted on their website at www.upgraderfunds.com within five business days after each month-end.

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

UPGRADER	100.00%
AGGRESSIVE UPGRADER	100.00%
CONSERVATIVE UPGRADER	28.61%
FLEXIBLE INCOME	8.13%
TACTICAL UPGRADER	0.00%
FLEXIBLE TOTAL RETURN	35.69%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2014 was as follows:

UPGRADER	91.82%
AGGRESSIVE UPGRADER	68.36%
CONSERVATIVE UPGRADER	24.80%
FLEXIBLE INCOME	3.68%
TACTICAL UPGRADER	0.00%
FLEXIBLE TOTAL RETURN	31.57%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund were as follows (unaudited).

UPGRADER	0.00%
AGGRESSIVE UPGRADER	0.00%
CONSERVATIVE UPGRADER	0.00%
FLEXIBLE INCOME	0.00%
TACTICAL UPGRADER	0.00%
FLEXIBLE TOTAL RETURN	29.18%

Semiannual Report 2015	Upgraderfunds.com	45

HOUSEHOLDING (UNAUDITED)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-free (866) 455-FUND [3863] to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863]. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.upgraderfunds.com.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

46	Semiannual Report 2015

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Advisor
FundX Investment Group LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S.Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 455-FUND

Custodian
U.S.Bank,N.A.
Custody Operations
1555 N.RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Cravath & Associates, LLC
19809 Shady Brook Way
Gaithersburg, MD 20879

FundX Upgrader Funds

Fund	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	360876106
FundX Aggressive Upgrader Fund	HOTFX	360876403
FundX Conservative Upgrader Fund	RELAX	360876304
FundX Flexible Income Fund	INCMX	360876205
FundX Tactical Upgrader Fund	TACTX	360876502
FundX Flexible Total Return Fund	TOTLX	360876601

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us:
For more about our funds and their strategy:
800-763-8639
www.upgraderfunds.com
For account information: 866-455-FUND

FundX
because markets CHANGE

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FundX Investment Trust

By (Signature and Title)* /s/ Jason Browne
                                            Jason Browne, President/Principal Executive Officer

Date  5/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jason Browne
     Jason Browne, President/Principal Executive Officer

Date   5/27/2015

By (Signature and Title) * /s/ Sean McKeon
     Sean McKeon, Treasurer/Principal Financial Officer

Date  5/27/2015